SEGMENT INFORMATION - Revenue and FFO (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Total revenue	$ 1,886	$ 1,802	$ 3,571	$ 3,551
FFO	(85)	(144)	(216)	(257)
Office
Disclosure of operating segments [line items]
Total revenue	439	445	918	920
FFO	(38)	(33)	(49)	(18)
Retail
Disclosure of operating segments [line items]
Total revenue	360	364	715	730
FFO	100	89	167	168
LP Investments
Disclosure of operating segments [line items]
Total revenue	1,040	958	1,853	1,829
FFO	52	11	79	21
Corporate
Disclosure of operating segments [line items]
Total revenue	47	35	85	72
FFO	$ (199)	$ (211)	$ (413)	$ (428)